GENERAL	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Check Point Software Technologies Ltd. (“Check Point Ltd.”), an Israeli corporation, and subsidiaries (collectively, the “Company” or “Check Point”), develop, market and support wide range of products and services for IT security, by offering an extensive portfolio of network and gateway security solutions, management solutions and data and endpoint security solutions.

The Company operates in one operating and reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”) and Managed Security Service Providers (“MSPs”).

b.	During 2016, 2015 and 2014, approximately 37%, 38% and 37% of the Company’s revenues were derived from two channel partners. Revenues derived from one channel partner were 19%, 20% and 21% and from the other channel partner were 18%, 18% and 16%, respectively. Trade receivable balances from these two channel partners aggregated to $ 200,479 and $ 181,368 as of December 31, 2016 and 2015, respectively.